Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 7,787
2026	19,996
2027	6,060
2028	26,360
2029	24,980
Total	$ 85,183